Other Current Assets (Details) - Schedule of Other Current Assets - Related Party [Member] - USD ($)	Sep. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Current Assets [Line Items]
Advance to director		$ 44,168	$ 19,682
Other current assets with related parties		$ 44,168	$ 19,682